UNITED STATES
             SECURITIES AND EXCHANGE COMMISSION
                    Washington, D.C. 20549

                          FORM 12b-25

              Commission File Number 0-20549

                NOTIFICATION OF LATE FILING

(Check One) [  ] Form 10-K   [   ] Form 11-K   [   ] Form 20-F
            [X] Form 10-Q    [   ] Form N-SAR

For Period Ended: March 31, 2002

     [ ]  Transition Report on From 10-K
     [ ]  Transition Report on Form 10-Q
     [ ]  Transition Report on Form 20-F
     [ ]  Transition Report on From N-SAQ
     [ ]  Transition Report on From 11-K

For the Transition Period Ended:

Read attached instruction sheet before preparing form. Please print or type. Nothing in this form shall be construed to imply that the Commission has verified any information contained herein. If the notification relates to a portion of the filing checked above, identify the item(s) to which the notification relates:

PART I - REGISTRANT INFORMATION

Full name of registrant:	Bridge Technology, Inc.
Former name if applicable:
Address of principal 		12601 Monarch Street
   executive office:		Garden Grove, CA 92841

PART II - RULE 12b-25 (b) AND (c)

If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25 (b), the following should be completed.
(Check appropriate box.)

[ ] (a) The reasons described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense;

[X] (b) The subject annual report, semi-annual report, transition report on Form 10-K, Form 20-F, 11-K or,
Form N-SAR, or portion thereof will be filed on or before the 15th calendar day following the prescribed due date;
or the subject quarterly report or transition report on Form 10-Q, or portion thereof will be filed on or before the fifth calendar day following the prescribed due date; and

[ ] (c) The accountant's statement or other exhibit required by Rule 12b-25 (c) has been attached, if applicable.

PART III - NARRATIVE

State below in reasonable detail the reasons why Form 10-K, 11-K, 20-F, 10-Q, N-SAR, or the transition report portion thereof could not be filed within the prescribed time period.





PART IV - OTHER INFORMATION

(1) Name and telephone number of person to contact in regard to this notification

     John T. Gauthier           714               891-6508
     --------------------    -----------       ------------------
           (Name)            (Area Code)       (Telephone Number)

(2) Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed? If answer is no, identify report(s).

                                                  [X] Yes  [ ] No

(3) Is it anticipated that any significant change in results of operations from the corresponding period for that last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof?
                                                  [ ] Yes [X] No

If so: attached an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

                 China Premium Food Corporation
-------------------------------------------------------------------------
                (Name of Registrant as Specified in Charter)

Has caused this notification to be singed on its behalf by the undersigned hereunto duly authorized.

Date: May 15, 2002                          By /s/ John T. Gauthier
                                            ---------------------------
                                              John T. Gauthier
					     Chief Financial Officer